Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
U.K. operations			$ 0	$ 0
Foreign jurisdictions			667	569
Total current			667	569
Deferred
U.K. operations			0	0
Foreign jurisdictions			0	0
Total deferred			0	0
Total U.K. operations			0	0
Total Foreign jurisdictions			667	569
Total	$ 131	$ 100	$ 667	$ 569